Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen
	2017	2018
Balance at beginning of the year	¥595,183	¥639,494

Liabilities incurred	31,980	49,609
Liabilities settled	-	(7,608)
Accretion expense	12,331	12,714

Balance at end of the year	¥639,494	¥694,209